income taxes - Additional information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Detailed Information Of Income Taxes
Applicable tax rate	23.80%	24.20%	23.50%	23.30%
Current income tax expense related to the Pillar Two tax			$ 1
Bulgaria
Detailed Information Of Income Taxes
Applicable tax rate			10.00%
Ireland
Detailed Information Of Income Taxes
Applicable tax rate			12.50%